Subsequent Event - Additional Information (Detail) (USD $)			3 Months Ended	10 Months Ended	3 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp Sunrise Financial Group Inc	Aug. 29, 2013 Subsequent Event Merger Agreement	Mar. 31, 2013 Subsequent Event Oneida Resources Corp Sunrise Financial Group Inc	Mar. 31, 2013 Subsequent Event Oneida Resources Corp NLBDIT 2010 Enterprises, LLC	Aug. 29, 2013 Subsequent Event Private Placement
Subsequent Event [Line Items]
Common stock and preferred stock outstanding exchange ratio						0.5
Common stock issued upon exchange						22,134,647
Aggregate shares of common stock options are exercisable in to	2,802,318	3,151,353				1,462,380
Aggregate shares of common stock warrants are exercisable in to						1,822
Shares of common stock sold, value									$ 60,000,000
Shares of common stock sold, shares									18,889,307
Shares of common stock sold, value per share									$ 3.1764
Principal amount of convertible promissory notes converted in to common stock									15,289,893
Convertible promissory notes converted in to common stock, conversion price per share									$ 3.1764
Professional Fees paid by related party on behalf			3,400	3,400	3,400		3,400
Amount received for professional fees								$ 6,000